Commitments and Contingencies - Additional Information (Details) $ in Millions						9 Months Ended		12 Months Ended
	Oct. 14, 2025 USD ($)	Sep. 08, 2025 USD ($)	Aug. 08, 2025 USD ($)	Dec. 27, 2024 USD ($)	Jul. 09, 2024 action	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Loss Contingencies [Line Items]
Number of claims consolidated | action					2
Rent expense						$ 0.2	$ 0.2	$ 0.3	$ 0.3
Operating lease, weighted-average remaining lease term						3 years 10 months 24 days	4 years 9 months 18 days	4 years 6 months	5 years 6 months
Operating lease, weighted-average discount rate						8.30%	8.30%	8.30%	8.30%
Credit Facility 2021 | Lafayette Square
Loss Contingencies [Line Items]
Prepaid exit fee		$ 3.0	$ 25.0	$ 3.0		$ 3.0		$ 3.0
Credit Facility 2021 | Lafayette Square | Subsequent Event
Loss Contingencies [Line Items]
Prepaid exit fee	$ 35.0